9. Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2015 EUR (€)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	€ 249,492